Income Taxes - Expense Reconciliation (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income tax expense reconciliation
Statutory federal income tax expense	$ 46	$ (43)	$ 32
State income taxes, net of federal benefit	11	6	2
Effect of noncontrolling interests	(1)	(2)	(1)
Federal income tax rate change	(16)	(314)	0
Change in federal valuation allowance	(1)	(5)	2
Goodwill impairment	0	71	0
Nondeductible compensation	9	10	3
Other differences, net	(2)	(2)	2
Total income tax expense (benefit)	$ 46	$ (279)	$ 40
Income tax rate reconciliation
Statutory federal income tax rate	21.00%	35.00%	35.00%
State income taxes, net of federal benefit	4.90%	(5.20%)	2.50%
Effect of noncontrolling interests	(0.40%)	1.70%	(0.80%)
Federal income tax rate change	(7.10%)	257.50%	0.00%
Change in federal valuation allowance	(0.30%)	4.30%	2.60%
Goodwill impairment	0.00%	(58.20%)	0.00%
Nondeductible compensation	4.10%	(8.10%)	2.70%
Other differences, net	(1.20%)	2.10%	1.20%
Total income tax rate	21.00%	229.10%	43.20%